Selling and Promotion Expenses	6 Months Ended
Sep. 30, 2024
Selling and Promotion Expenses [Abstract]
SELLING AND PROMOTION EXPENSES
16.	SELLING AND PROMOTION EXPENSES

	For the six months ended September 30,
	2024 US$	2023 US$
	(Unaudited)	(Unaudited)
Marketing and promotional expenditures	708	38,203